GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.4 - Schedule 4

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity ID	Customer Loan #	GS Loan Number	Seller Loan #	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal							xx	$0.00	0.000%	Clear Capital	xx																Yes	Not Applicable	1
xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	1004 Residential Appraisal							xx	$0.00	0.000%	Clear Capital	xx																Not Applicable	Not Applicable	Not Applicable